Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share capital
Schedule of share capital

	Number of shares	USD
Authorized
Ordinary shares of USD0.00001 at incorporation date of the Company (Note a)	900,000,000	9,000
Ordinary shares of USD0.00001 at December 31, 2017	900,000,000	9,000
Newly authorized	4,100,000,000	41,000
Ordinary shares of USD0.00001 at December 31, 2018 and 2019	5,000,000,000	50,000

			Equivalent
	Number of shares	USD	to RMB
Issued
Newly issued ordinary shares at incorporation date of the Company	1	—	—
Newly issued ordinary shares (Note b)	899,999,999	9,000	59,838
Ordinary shares of USD0.00001 at December 31, 2017	900,000,000	9,000	59,838
Newly issued ordinary shares (Note c)	99,999,999	1,000	6,331
Ordinary shares of USD0.00001 at December 31, 2018	999,999,999	10,000	66,169
Newly issued ordinary shares (Note d)	3,720,665	37	257
Newly issued ordinary shares upon initial public offering (Note e)	93,600,000	936	6,549
Ordinary shares of USD0.00001 at December 31, 2019	1,097,320,664	10,973	72,975
(a)	The Company was incorporated on October 30, 2017 with an authorized share capital of USD 9,000 divided into 900,000,000 ordinary shares of USD0.00001 each.
(b)	On December 4, 2017, 899,999,999 ordinary shares of the Company were issued to Bo Yu and Sen Rong at par as part of the Recapitalization of the Group (Note 1.2).
(c)

The Company has completed Round A investments (“Round A Investments”) in April 2018 with 12 investors. 99,999,999 ordinary shares were issued to the Round A Investors at a price of USD7.5 per share for an aggregated consideration of approximately USD750 million (approximately RMB4,750,965,000). These shares rank pari passu in all respects with the shares in issue. As at December 31, 2018, issued number of ordinary shares was 999,999,999 shares of USD0.00001 each which had been fully paid

(d)

On March 11, 2019, the Company issued 1,748,501 ordinary shares to National Dream Limited, the offshore entity of Vantage Point Technology, for a total subscription price of USD13,114,000 (approximately RMB88,030,000) pursuant to a share subscription agreement entered into in July, 2018. On November 26, 2019, the Company issued 1,267,520 ordinary shares to Great Lakes Limited, the offshore entity of View Foundation’s selling shareholder, for a total subscription price of USD9,506,400 (approximately RMB66,877,000) pursuant to a share subscription agreement entered into in August, 2019. On November 27, 2019, the Company issued 563,714 and 140,930 ordinary shares to Blossom View Limited and Gold Planning Limited, respectively, which are the offshore entities designated by certain selling shareholders of BER Technology, for a total subscription price of USD5,284,830 (approximately RMB37,175,000) pursuant to a share subscription agreement entered into in September, 2019.

(e)	On December 13, 2019, the Company completed its IPO on the New York Stock Exchange. In the offering, 31,200,000 ADSs, representing 93,600,000 ordinary shares, were newly issued.